OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2015
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES

11. OTHER CURRENT LIABILITIES

The Company's other current liabilities are summarized below:

	At December 31,
	2014	2015
Payable for purchase of property, plant and equipment	$71,283,739	$33,529,239
Other payables	55,339,514	43,709,026

	$126,623,253	$77,238,265